Note 5 - Fair Value Measurements and Financial Instruments (Details Textual) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Payment in Kind (PIK) Note [Member] | Fair Value, Inputs, Level 3 [Member]
Convertible Debt, Fair Value Disclosures	$ 12,842,158	$ 11,395,208	$ 23,361,553